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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check Here if Amendment /X/; Amendment Number: 2

   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

   /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
------------------------------    ---------------------   -----------------
       [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 55
                                        --------------------

Form 13F Information Table Value Total: $45,660
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number       Name
---   --------------------       ----
1.     028-06719                 Family Capital Trust Company N.A.

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                       HALE AND DORR CAPITAL MANAGEMENT LLC
                             FORM 13F INFORMATION TABLE
                         QUARTER ENDED SEPTEMBER 30, 2004




      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AIR PRODUCTS & CHEMICALS
  INC                           COM        009158106    473     8,700    SH                Sole               8,700      0
ALCOA INC                       COM        013817101  2,497    74,351    SH                Sole              74,351      0
ALLSCRIPTS HEALTHCARE
  SOLUTION                      COM        01988P108    880    97,817    SH                Sole              97,817      0
ALLTEL CORP                     COM        020039103    220     4,011    SH                Sole               4,011      0
ALTRIA GROUP INC                COM        02209S103    226     4,800    SH                Sole               4,800      0
AMERICAN CAPITAL
  STRATEGIES                    COM        024937104  1,253    39,977    SH                Sole              18,092      0    21,885
AMERICAN CAPITAL
  STRATEGIES                    COM        024937104      6       185    SH               Other        1                 0       185
ANADARKO PETE CORP              COM        032511107    419     6,312    SH                Sole               6,312      0
ANHEUSER BUSCH COMPS
  INC                           COM        035229103    995    19,918    SH                Sole              19,918      0
ARIAD PHARMACEUTICALS
  INC                           COM        04033A100    368    55,000    SH                Sole              55,000      0
AVON PRODUCTS INC               COM        054303102    210     4,800    SH                Sole               4,800      0
BAUSCH & LOMB INC               COM        071707103    771    11,608    SH                Sole              11,608      0
BERKSHIRE HATHAWAY
  INC                         Class A      084670108  7,019        81    SH                Sole                  81      0
BIOMET INC                      COM        090613100    935    19,955    SH                Sole              19,955      0
BRISTOL MYERS SQUIBB            COM        110122108    952    40,212    SH                Sole              40,212      0
CABOT CORP                      COM        127055101  1,188    30,800    SH                Sole              30,800      0
CARDINAL HEALTH INC             COM        14149Y108    503    11,493    SH                Sole              11,493      0
CARNIVAL CORP                   COM        143658300    526    11,132    SH                Sole              11,132      0
CATERPILLAR INC                 COM        149123101    968    12,030    SH                Sole              12,030      0
CHUBB CORP                      COM        171232101  1,929    27,444    SH                Sole              27,444      0
DEAN FOODS COMPANY              COM        242370104    287     9,560    SH                Sole               9,560      0
DOLLAR TREE STORES              COM        256747106    239     8,870    SH                Sole               8,870      0
FANNIE MAE                      COM        313586109    209     3,300    SH                Sole               3,300      0
FIRSTMERIT CORP                 COM        337915102    362    13,748    SH                Sole              13,748      0
FOREST LABORATORIES             COM        345838106    249     5,535    SH                Sole               5,535      0
GENUINE PARTS COMPANY           COM        372460105    230     5,990    SH                Sole               5,990      0

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
HARTFORD FINANCIAL
  SERVICES GR                   COM        416515104    615     9,935    SH                Sole                9,935     0
ILLINOIS TOOL WORKS
  INC                           COM        452308109    350     3,760    SH                Sole                3,760     0
ING PRIME RATE TRUST        SH Ben Int     44977w106    127    16,000    SH                Sole               16,000     0
ISHARES                    RUSSELL 2000    464287655    204     1,790    SH                Sole                1,790     0
ISHARES                     DJ US Utils    464287697    575     9,303    SH                Sole                9,303     0
ISHARES                    MSCI EAFE IDX   464287465    481     3,405    SH                Sole                3,405     0
ISHARES                    US TIPS BD FD   464287176    848     8,135    SH                Sole                8,135     0
JM SMUCKER COMPANY              COM        832696405    377     8,479    SH                Sole                8,479     0
LOWES COS INC                   COM        548661107    341     6,266    SH                Sole                6,266     0
MEDCO HEALTH SOLUTION
  INC                           COM        58405U102    266     8,621    SH                Sole                8,621     0
MORGAN STANLEY                  COM        617446448    346     7,023    SH                Sole                7,023     0
MOTOROLA INC                    COM        620076109    694    38,490    SH                Sole               38,490     0
NATIONAL CITY CORP              COM        635405103    261     6,770    SH                Sole                6,770     0
NEWMONT MINING CORP             COM        651639106    362     7,947    SH                Sole                7,947     0
NORFOLK SOUTHERN CORP           COM        655844108    696    23,415    SH                Sole               23,415     0
NSTAR                           COM        67019E107    220     4,480    SH                Sole                4,480     0
PPG INDUSTRIES INC              COM        693506107    313     5,100    SH                Sole                5,100     0
ROSS STORES INC                 COM        778296103    229     9,782    SH                Sole                9,617     0      165
SCANA CORP                      COM        80589M102    600    16,068    SH                Sole               16,068     0
SHERWIN WILLIAMS
  COMPANY                       COM        824348106  1,011    23,000    SH                Sole               23,000     0
ST PAUL TRAVELERS
  COMPANIES IN                  COM        792860108    451    13,639    SH                Sole               13,639     0
STRYKER CORP                    COM        863667101    653    13,580    SH                Sole               13,580     0
TARGET CORP                     COM        87612E106    408     9,013    SH                Sole                9,013     0
TIER TECHNOLOGIES INC         Class B      88650Q100  3,684   381,794    SH                Sole              381,794     0
UNION PACIFIC CORP              COM        907818108    798    13,619    SH                Sole               13,619     0
VAN KAMPEN SENIOR INCOME
  TRUST                         COM        920961109    183    21,000    SH                Sole               21,000     0
WAINWRIGHT BANK & TRUST
  COMP                          COM        930705108  4,345   381,447    SH                Sole                          0   381,447
WASHINGTON MUTUAL INC           COM        939322103    429    10,980    SH                Sole               10,980     0
WEYERHAEUSER COMPANY            COM        962166104  1,879    28,267    SH                Sole               28,267     0
                                                     ------
                                                     45,660